Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Reconciliation of Profit Under IFRS and US GAAP

A reconciliation from consolidated trading profit under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2014, 2013 and 2012 are provided below.

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Trading profit under IFRS	$2,399	$2,637	$2,650
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Accounting for development costs	(244)	(443)	(429)
Restructuring	(184)	(71)	(231)
Interest expenses of Industrial Activities, net of interest income and eliminations	(613)	(548)	(515)
Other	(269)	(201)	(128)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$1,089	$1,374	$1,347

Schedule of Reconciliation of Profit Under US GAAP

A reconciliation from consolidated operating profit to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2014, 2013 and 2012 are provided below.

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Operating profit	$2,199	$2,277	$2,285
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(184)	(71)	(231)
Interest expenses of Industrial Activities, net of interest income and eliminations	(613)	(548)	(515)
Other, net	(313)	(284)	(192)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$1,089	$1,374	$1,347

Summary of Operating Segment Information

A summary of additional operating segment information as of and for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Revenues:
Agricultural Equipment	$15,204	$16,763	$15,657
Construction Equipment	3,346	3,258	3,770
Commercial Vehicles	10,888	11,278	11,081
Powertrain	4,464	4,412	3,764
Eliminations and other	(2,704)	(3,050)	(2,706)
Net sales of Industrial Activities	31,198	32,661	31,566
Financial Services	1,828	1,679	1,698
Eliminations and other	(471)	(504)	(463)
Total Revenues	$32,555	$33,836	$32,801
Depreciation and Amortization (*):
Agricultural Equipment	$288	$269	$240
Construction Equipment	85	77	86
Commercial Vehicles	209	185	193
Powertrain	144	159	157
Other activities and adjustments	(1)	(4)	(3)
Depreciation and amortization of Industrial Activities	725	686	673
Financial Services	6	4	4
Depreciation and amortization	$731	$690	$677
Expenditures for long-lived assets *:
Agricultural Equipment	$408	$542	$497
Construction Equipment	65	72	105
Commercial Vehicles	391	458	294
Powertrain	136	148	144
Other activities	5	-	2
Expenditures for long-lived assets of Industrial Activities	1,005	1,220	1,042
Financial Services	17	7	6
Expenditures for long-lived assets	$1,022	$1,227	$1,048

*	Excluding assets sold with buy-back commitments and equipment on operating leases

Schedule Of Revenue By Geographical Area

The following highlights revenues earned from external customers in the rest of the world by destination:

	2014	2013	2012
	(in million)
United States	$7,472	$7,687	$7,408
Brazil	3,708	4,750	3,853
France	2,913	3,030	2,733
Italy	2,854	2,688	2,624
Germany	1,845	1,677	1,600
Canada	1,606	1,687	1,779
Australia	926	1,015	1,227
Argentina	570	937	718
Spain	807	666	665
Poland	562	504	578
Other	8,238	8,202	8,654
Total revenues from external customers in the rest of world	$31,501	$32,843	$31,839

Schedule Of Long-lived Assets By Geographical Area

The following highlights long-lived tangible and intangible assets by geographic in the rest of the world:

	At December 31,
	2014	2013
	($ million)
United States	$4,913	$4,474
Italy	1,965	1,974
France	810	899
Spain	546	564
Germany	816	850
Brazil	490	523
Canada	482	465
China	292	246
Other	1,159	1,245
Total long-lived assets in the rest of the world	$11,473	$11,240

IFRS [Member]
Schedule of Profit Under IFRS by Reportable Segment

The following summarizes trading profit under IFRS by reportable segment:

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Agricultural Equipment	$1,689	$1,949	$1,609
Construction Equipment	66	(109)	(39)
Commercial Vehicles	2	145	647
Powertrain	220	210	181
Other Activities and Adjustments	(110)	(76)	(125)
Total Trading profit of Industrial Activities under IFRS	$1,867	$2,119	$2,273
Financial Services	532	518	377
Trading profit under IFRS	$2,399	$2,637	$2,650

Operating Profit [Member]
Schedule of Profit by Reportable Segment

The following summarizes operating profit by reportable segment:

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Agricultural Equipment	$1,770	$2,008	$1,681
Construction Equipment	79	(97)	(7)
Commercial Vehicles	29	74	517
Powertrain	223	187	162
Eliminations and other	(113)	(77)	(126)
Total Operating profit of Industrial Activities	$1,988	$2,095	$2,227
Financial Services	554	514	382
Eliminations and other	(343)	(332)	(324)
Operating profit	$2,199	$2,277	$2,285